QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 4/30

Date of reporting period: 01/31/2016

ITEM 1. SCHEDULE OF INVESTMENTS

TOREADOR CORE FUND
SCHEDULE OF INVESTMENTS
January 31, 2016 - (unaudited)

	Shares	Fair Value

COMMON STOCKS - 99.54%
CONSUMER DISCRETIONARY - 15.82%
AMC Networks Inc - Class A	15,244	$1,109,611
Aramark	42,000	1,341,900
Big Lots, Inc.	26,036	1,009,676
CarMax, Inc.	16,736	739,397
Choice Hotels International, Inc.	22,252	972,857
Delphi Automotive PLC	22,263	1,445,759
Expedia, Inc.	12,785	1,291,796
HP Inc.	31,351	304,418
Johnson Controls, Inc.	35,150	1,260,831
Kohl’s Corp.	17,956	893,311
Liberty Interactive Corp.	49,000	1,276,940
Lowe’s Companies, Inc.	17,109	1,226,031
Macy’s Inc.	17,320	699,901
Marriott International, Inc. - Class A	15,309	938,136
O’Reilly Automotive, Inc.	6,157	1,606,361
Penn National Gaming, Inc.	78,534	1,109,685
Ross Stores, Inc.	24,866	1,398,961
Staples, Inc.	73,193	652,882
Target Corp.	32,930	2,384,791

		21,663,244

CONSUMER STAPLES - 3.03%
Mead Johnson Nutrition Co.	8,723	632,330
Pilgrim’s Pride Corp.	61,785	1,370,391
Walgreens Boots Alliance, Inc.	27,000	2,152,440

		4,155,161

ENERGY - 3.41%
PBF Energy, Inc.	45,530	1,593,095
Tesoro Corp.	16,581	1,446,692
Valero Energy Corp.	23,988	1,628,066

		4,667,853

FINANCIALS - 22.11%
Affiliated Managers Group, Inc.	5,481	735,495
Aflac, Inc.	15,986	926,548
The Allstate Corp.	16,923	1,025,534
American International Group, Inc.	22,214	1,254,647
Aspen Insurance Holdings Ltd.	26,468	1,231,027
Bank of America Corp.	416,872	5,894,570
Capital One Financial Corp.	13,793	905,097
Citigroup, Inc.	63,150	2,688,927
Discover Financial Services	17,019	779,300
Endurance Specialty Holdings Ltd.	19,363	1,199,150
Everest Re Group Ltd.	6,914	1,237,191
Hanover Insurance Group Inc.	16,819	1,370,580
Jones Lang LaSalle Inc.	6,908	972,094
JPMorgan Chase & Co.	26,398	1,570,681
Lincoln National Corp.	20,360	803,406
MetLife, Inc.	65,675	2,932,389
Prudential Financial, Inc.	12,316	863,105
Santander Consumer USA Holdings Inc.	48,900	511,005
The Travelers Cos., Inc.	11,739	1,256,543
Unum Group	31,171	892,737
XL Group PLC	34,126	1,237,409

		30,287,435

TOREADOR CORE FUND
SCHEDULE OF INVESTMENTS
January 31, 2016 - (unaudited)

	Shares	Fair Value

HEALTH CARE - 18.28%
AbbVie, Inc.	18,111	$994,294
Aetna, Inc.	13,017	1,325,651
AmerisourceBergen Corp.	12,761	1,142,875
Amgen, Inc.	7,541	1,151,737
Anthem, Inc.	9,749	1,272,147
Biogen Idec, Inc.	3,969	1,083,775
C. R. Bard, Inc.	7,686	1,408,613
CIGNA Corp.	10,750	1,436,200
Endo International PLC	13,110	727,212
Gilead Sciences, Inc.	14,075	1,168,225
HCA Holdings, Inc.	15,327	1,066,453
Health Net Inc.	19,234	1,273,675
Hologic, Inc.	37,253	1,264,367
IMS Health Holdings, Inc.	44,000	1,017,280
Jazz Pharmaceuticals PLC	10,200	1,313,148
Johnson & Johnson	13,500	1,409,940
McKesson Corp.	6,900	1,110,762
Stryker Corp.	13,700	1,358,355
The Cooper Companies, Inc.	7,024	921,198
United Therapeutics Corp.	9,571	1,178,956
VCA, Inc.	27,624	1,416,282

		25,041,145

INDUSTRIAL - 9.34%
Allison Transmission Holdings, Inc.	48,300	1,149,057
AMERCO	4,253	1,559,363
American Airlines Group, Inc.	40,000	1,559,600
Avis Budget Group, Inc.	18,329	481,503
B/E Aerospace, Inc.	89,143	3,605,834
Delta Air Lines, Inc.	54,618	2,419,031
HD Supply Holdings, Inc.	37,722	990,957
Trinity Industries, Inc.	26,932	576,883
United Rentals, Inc.	9,480	454,187

		12,796,415

INFORMATION TECHOLOGY - 24.98%
ARRIS Group, Inc.	42,599	1,084,997
Avago Technologies Ltd.	10,900	1,457,439
CDW Corp.	32,799	1,261,122
CommScope Holdings Co., Inc.	44,509	997,892
Fiserv, Inc.	15,800	1,494,048
Global Payments Inc.	20,400	1,202,580
Hewlett-Packard Co.	31,351	431,390
Intel Corp.	227,305	7,051,001
Jabil Circuit, Inc.	58,055	1,155,875
Micron Technology, Inc.	485,000	5,349,550
Microsoft Corp.	95,000	5,233,550
Rovi Corp.	54,916	1,068,665
Skyworks Solution, Inc.	17,000	1,171,640
Tech Data Corp.	16,900	1,054,560
Total System Services, Inc.	29,000	1,164,640
Visa, Inc. - Class A	16,676	1,242,195
The Western Union Co.	54,670	975,313
Xerox Corp.	83,082	810,049

		34,206,506

TOREADOR CORE FUND
SCHEDULE OF INVESTMENTS
January 31, 2016 - (unaudited)

	Shares	Fair Value

MATERIALS - 1.81%
Huntsman Corp.	109,500	$944,985
LyondellBasell Industries NV - Class A	19,618	1,529,615

		2,474,600

UTILITIES - 0.76%
UGI Corp.	30,643	1,041,862

TOTAL COMMON STOCKS - 99.54%		136,334,221

CALL OPTIONS PURCHASED - 0.12%
Intel/January 2016/Strike $30.00	100,000	171,000

TOTAL CALL OPTIONS PURCHASED		171,000

TOTAL INVESTMENTS - 99.67%		136,505,221
Other assets, net of liabilities 0.33%		457,436

NET ASSETS - 100.00%		$136,962,657

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2016:

	Level 1	Level 2	Level 3

		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$136,334,221	-	-	$136,334,221

Call Options	171,000	-	-	171,000

	$136,505,221	-	-	$136,505,221

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2016.

At January 31, 2016 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $137,428,785 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$16,632,556
Gross unrealized depreciation	(17,556,120)

Net unrealized depreciation	$(923,564)

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS
January 31, 2016 - (unaudited)

	Shares	Fair Value

COMMON STOCKS - 86.05%
CONSUMER DISCRETIONARY - 10.15%
AMC Entertainment Holdings Inc. - Class A	2,871	$62,588
American Axle & Manufacturing Holdings, Inc.	4,381	56,164
Asbury Automotive Group Inc.	1,012	47,645
Barnes & Noble, Inc.	4,893	42,912
Big Lots, Inc.	2,088	80,973
Diamond resorts International Inc.	3,065	56,457
DSW Inc. Class A	2,805	67,348
Isle of Capri Casinos, Inc.	4,792	60,667
Meritage Homes Corp.	1,952	64,435
Rent-A-Center, Inc.	3,219	43,843
Taylor Morrison Home Corp. “A”	4,550	54,828

		637,860

CONSUMER STAPLES - 4.21%
Cal-Maine Foods, Inc.	1,675	84,537
Fresh Del Monte Produce Inc.	2,314	94,434
USANA Health Sciences, Inc.	674	85,531

		264,502

ENERGY - 0.80%
Scorpio Tankers Inc.	8,208	50,069

FINANCIALS - 18.63%
American Equity Investment Life Holding Co.	3,338	60,718
Cash America International, Inc.	3,354	100,419
Cowen Group Inc. - Class A	15,564	44,513
Encore Capital Group, Inc.	2,116	48,499
First NBC Bank Holding Co.	2,347	73,672
Flagstar Bancorp, Inc.	4,646	86,648
Heritage Insurance Holdings, Inc.	3,865	76,604
HFF Inc. - Class A	2,112	60,340
Homestreet Inc.	3,870	79,258
Marcus & Millichap, Inc.	1,829	43,238
MGIC Investment Corp.	8,196	54,258
National General Holdings Corp.	4,094	81,020
NorthStar Asset Management Group Inc.	4,952	57,146
PRA Group Inc.	1,469	43,703
Radian Group Inc.	4,864	48,932
Virtu Financial, Inc.	3,629	82,378
Walker & Dunlop Inc.	3,463	82,973
WisdomTree Investments, Inc.	3,878	46,536

		1,170,855

HEALTH CARE - 16.12%
Air Methods Corp.	2,264	88,160
Cambrex Corp.	1,862	64,500
Catalent, Inc.	2,852	67,108
Chemed Corp.	636	89,243
Emergent BioSolutions, Inc.	2,641	96,661
The Ensign Group, Inc.	3,516	78,934
INC Research Holdings Inc.	2,073	87,335
LifePoint Health, Inc.	1,070	74,675
PRA Health Sciences, Inc.	2,201	94,819
Surgical Care Affiliates Inc.	2,356	100,530
U.S. Physical Therapy, Inc.	1,715	87,722
VWR Corp.	3,408	83,360

		1,013,047

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS
January 31, 2016 - (unaudited)

	Shares	Fair Value

INDUSTRIAL - 11.90%
American Railcar Industries, Inc.	2,089	$94,841
CEB Inc.	1,053	62,106
Deluxe Corp.	1,441	80,552
Hawaiian Holdings, Inc.	3,820	134,502
Hyster-Yale Materials Handling, Inc.	1,374	71,366
TriNet Group, Inc.	3,823	56,580
UniFirst Corp.	792	83,398
Virgin America Inc.	2,611	80,549
Wabash National Corp.	7,603	84,089

		747,983

INFORMATION TECHOLOGY - 16.20%
CACI International Inc.	1,094	90,879
Ciena Corp.	3,862	68,628
Cirrus Logic, Inc.	2,779	96,487
CSG Systems International, Inc.	2,877	100,522
Endurance International Group Holdings, Inc.	4,542	41,696
Harmonic Inc.	14,378	47,447
Microsemi Corp.	2,736	86,731
NeuStar, Inc. Class A	3,134	77,034
ScanSource, Inc.	2,416	75,814
Take-Two Interactive Software, Inc.	2,863	99,346
Tech Data Corp.	1,578	98,467
Verifone Systems, Inc.	2,732	63,901
Web.com Group Inc.	3,792	71,403

		1,018,355

MATERIALS - 4.15%
Commerical Metals Co.	5,735	79,831
Schweitzer-Mauduit International, Inc.	2,349	98,658
Trinseo S.A.	3,448	82,028

		260,517

TELECOMMUNICATION SERVICES - 1.14%
Inteliquent, Inc.	4,166	71,572

UTILITIES - 2.76%
Ormat Technologies Inc.	2,314	81,916
Vectren Corp.	2,188	91,546

		173,462

TOTAL COMMON STOCKS - 86.05%		5,408,222

EXCHANGED TRADED FUND - 10.95%
iShares Russell 2000	5,000	514,550
Vanguard Russell 2000	2,100	173,376

		687,926

TOTAL EXCHANGE TRADED FUND		687,926

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS
January 31, 2016 - (unaudited)

	Shares	Fair Value

MONEY MARKET FUND - 1.68%
Federated Treasury Obligations Fund 0.13%*	105,488	$105,488

TOTAL MONEY MARKET FUND		105,488

TOTAL INVESTMENTS - 98.67%		6,201,636
Other assets, net of liabilities - 1.33%		83,430

NET ASSETS - 100.00%		$6,285,066

* Effective 7 day yield as of January 31, 2016.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2016:

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$5,408,222	-	-	$5,408,222
Exchange Traded Funds	$687,926	-	-	$687,926
Money Market	$105,488	-	-	$105,488

	$6,201,636	-	-	$6,201,636

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2016.

At January 31, 2016 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $7,287,187 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$136,048
Gross unrealized depreciation	(1,327,087)

Net unrealized depreciation	$(1,191,039)

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
January 31, 2016 - (unaudited)

	Shares	Fair Value

COMMON STOCK - 97.13%
AUSTRALIA - 3.22%
Genworth Mortgage Insurance	313,876	$574,260
Sims Metal Management LTD	103,244	494,476
TABCORP Holding LTD	259,474	843,145

		1,911,881

AUSTRIA - 1.33%
OMV AG	30,773	787,772

BELGIUM - 1.37%
KBC Groep NV	14,264	814,893

BERMUDA - 3.69%
Jardine Matheson Holdings LTD	14,549	763,823
Kunlun Energy Co. LTD	1,210,000	899,507
Skyworth Digital Holdings	1,025,700	526,770

		2,190,100

CANADA - 5.29%
Alimentation Couche-Tard	19,265	834,598
Genworth MI Canada Inc.	34,185	588,450
Home Capital Group Inc.	34,695	708,886
Kinross Gold Corp.	380,000	623,200
Valeant Pharmaceuticals International, Inc.	4,254	383,796

		3,138,930

DENMARK - 1.36%
Topdanmark A/S	31,921	806,937

FINLAND - 1.15%
Stora Enso OYJ-R SHS	84,228	681,358

FRANCE - 7.37%
AXA SA	35,000	862,459
Iliad SA	4,145	1,036,425
LVMH Moet Hennessy Louis	5,419	869,110
Pernod Ricard SA	7,615	889,611
Sanofi ADR	17,241	717,915

		4,375,520

GERMANY - 8.60%
Continental AG	4,026	839,146
Freenet AG	26,074	806,309
Fresennius SE & Co KGAA	14,982	988,052
Muenchener Rueckver AG-R	4,785	915,787
Porsche Automobile Holding-P	9,414	425,749
Software AG	33,536	1,126,887

		5,101,930

GREAT BRITAIN - 15.00%
Berkeley Group Holdings	16,000	801,908
Capita Group PLC	52,364	872,340
Carillion PLC	200,410	782,241
Compass Group OLC	53,725	916,341
Ensco PLC “A”	48,652	475,817
Imperial Tobacco GR Spon ADR	9,704	1,051,574

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
January 31, 2016 - (unaudited)

	Shares	Fair Value

Itv PLC	268,677	$1,016,322
Lloyds Banking Group PLC	192,068	731,779
Meggitt PLC	160,468	826,777
Reckitt Benckiser Group	9,032	798,299
Subsea 7 SA	106,521	629,008

		8,902,406

HONG KONG - 5.44%
CT Environmental Group	2,600,000	751,098
Guangdong Investment LTD	630,423	798,895
SINO Biopharmaceutical	1,139,148	773,707
WH Group Ltd	1,593,000	906,067

		3,229,767

IRELAND - 1.39%
Jazz Pharmaceuticals PLC	6,421	826,640

ITALY - 3.11%
ACEA SPA	67,149	997,014
Finmeccanica SPA	71,794	849,211

		1,846,225

JAPAN - 20.08%
Astellas Pharma Inc.	61,600	839,376
Chiba Bank LTD	128,000	779,057
Coca Cola West Company LTD	43,000	936,419
KDDI Corp.	42,900	1,065,680
Mitsubishi UFJ Financial Group Inc.	145,700	733,253
NEC Corp.	270,757	706,575
NOK Corp.	32,800	667,160
Orix Corp.	66,100	920,618
Resona Holdings Inc.	156,900	709,412
Shinsei Bank, Ltd.	432,000	663,572
Softbank Group Corp. Unsponsored ADR	30,854	677,739
Sumitomo Mitsui Trust Holdings	197,800	620,402
Sumitomo Mitsui-Spons ADR	117,135	770,748
Toyota Boshoku Corp.	40,000	796,102
West Japan Railway Co.	16,100	1,029,102

		11,915,215

NETHERLANDS - 5.37%
Euronext NV	20,884	1,010,250
Lyondellbasell Indu-CLASS A	9,531	743,132
NXP Semiconductors NV	11,403	852,716
Sensata Technologies Holding	15,771	578,796

		3,184,894

NEW ZEALAND - 1.38%
Air New Zealand LTD	431,211	821,886

SPAIN - 2.31%
ACS Actividades Cons Y S	28,391	716,194
Mediaset Espana Communicacion, SA	67,972	656,958

		1,373,152

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
January 31, 2016 - (unaudited)

	Shares	Fair Value

SWEDEN - 2.95%
Axfood AB	60,404	$1,052,285
Teliasonera AB	148,221	696,570

		1,748,855

SWITZERLAND - 6.71%
Adecco SA-REG	11,735	716,527
Baloise Holding AG	7,235	883,524
Novartis AG-ADR	8,626	672,569
Swiss Re Ltd-Spon ADR	38,224	886,797
Temenos Group AG-REG	17,000	823,759

		3,983,176

TOTAL COMMON STOCKS		57,641,537

TOTAL SECURITIES - 97.13%		57,641,537
Other assets, net of liabilities - 2.87%		1,703,834

TOTAL INVESTMENTS - 100.00%		$59,345,371

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2016:

	Level 1	Level 2	Level 3

Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$57,641,537	-	-	$57,641,537
Preferred Stocks	-	-	-	-

	$57,641,537	$-	$-	$57,641,537

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

At January 31, 2016, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $65,898,516 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,837,811
Gross unrealized depreciation	($13,094,790)

Net unrealized depreciation	($8,256,979)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ John Pasco, III John Pasco, III Principal Executive Officer

Date:	March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Pasco, III John Pasco, III Principal Executive Officer

Date:	March 29, 2016

By:	/s/ Karen Shupe Karen Shupe Principal Financial Officer

Date:	March 29, 2016